Accruals and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accruals and Other Current Liabilities

12. ACCRUALS AND OTHER CURRENT LIABILITIES

	As of December 31,
	2021	2022
	(RMB in thousands)
Guarantee derivative liabilities at fair value (Note 9)	1,473,853	861,304
Tax payable	975,396	746,563
Accrued payroll and welfare	408,828	400,886
Funds payable to Institutional Funding Partners (i)	425,763	382,545
Accrued risk management fees	197,665	186,331
Accrued marketing expenses	61,193	130,937
Payable to third‑party sellers	47,114	88,686
Accrued professional fees and outsourcing fees	68,002	61,604
Short-term leasing liabilities	53,644	50,747
Deferred service fees	26,737	31,112
Other payable to Individual Investors on Juzi Licai	30,477	24,916
Security deposits from third‑party sellers	16,435	13,928
Accrued interest payable	24,851	12,354
Deferred interest and financial services income and others	9,880	4,420
Other accrued expenses	78,670	61,136
Total accurals and other current liabilities	3,898,508	3,057,469

(i)
The payable balances mainly include repayment received from Borrowers but not yet transferred to accounts of Institutional Funding Partners due to the settlement time lag.